Adoption of IFRS 15 - Revenue by Services and Products (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues	$ 23,468	$ 22,757
Total services
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues	20,441	20,095
Wireless
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues	6,258	6,048
Data
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues	7,466	7,192
Voice
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues	3,793	3,968
Media
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues	2,677	2,676
Other services
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues	247	211
Total products
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues	3,027	2,662
Wireless
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues	2,114	1,833
Data
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues	466	410
Equipment and other
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues	$ 447	419
2017 as previously reported | IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		22,719
2017 as previously reported | IFRS 15 | Total services
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		21,143
2017 as previously reported | IFRS 15 | Wireless
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		7,308
2017 as previously reported | IFRS 15 | Data
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		7,146
2017 as previously reported | IFRS 15 | Voice
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		3,800
2017 as previously reported | IFRS 15 | Media
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		2,676
2017 as previously reported | IFRS 15 | Other services
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		213
2017 as previously reported | IFRS 15 | Total products
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		1,576
2017 as previously reported | IFRS 15 | Wireless
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		530
2017 as previously reported | IFRS 15 | Data
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		519
2017 as previously reported | IFRS 15 | Equipment and other
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		527
IFRS 15 impacts | IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		38
IFRS 15 impacts | IFRS 15 | Total services
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		(1,264)
IFRS 15 impacts | IFRS 15 | Wireless
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		(1,260)
IFRS 15 impacts | IFRS 15 | Data
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		(5)
IFRS 15 impacts | IFRS 15 | Voice
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		3
IFRS 15 impacts | IFRS 15 | Media
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		0
IFRS 15 impacts | IFRS 15 | Other services
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		(2)
IFRS 15 impacts | IFRS 15 | Total products
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		1,302
IFRS 15 impacts | IFRS 15 | Wireless
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		1,303
IFRS 15 impacts | IFRS 15 | Data
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		1
IFRS 15 impacts | IFRS 15 | Equipment and other
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		(2)
Other | IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		0
Other | IFRS 15 | Total services
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		216
Other | IFRS 15 | Wireless
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		0
Other | IFRS 15 | Data
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		51
Other | IFRS 15 | Voice
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		165
Other | IFRS 15 | Media
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		0
Other | IFRS 15 | Other services
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		0
Other | IFRS 15 | Total products
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		(216)
Other | IFRS 15 | Wireless
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		0
Other | IFRS 15 | Data
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		(110)
Other | IFRS 15 | Equipment and other
Disclosure of initial application of standards or interpretations [line items]
Total operating revenues		$ (106)